SEGMENT AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHIC INFORMATION
SEGMENT AND GEOGRAPHIC INFORMATION
Starting in the first quarter of 2012, because of changes in how the Company internally manages and reports the results of its businesses to its chief operating decision maker, the Company began reporting five reportable segments. The five reportable segments and a description of their activities are described below:

•
The U.S. Neurosurgery segment sells a full line of products specifically for neurosurgery and critical care such as tissue ablation equipment, dural repair products, cerebral spinal fluid management devices, intracranial monitoring equipment, and cranial stabilization equipment.

•	The U.S. Instruments business sells more than 60,000 instrument patterns and surgical products and lighting to hospitals, surgery centers, and dental, podiatry, and veterinary offices.

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The U.S. Extremities segment includes the U.S. extremity reconstruction business, which includes such offerings as skin and wound repair, bone and joint fixation, implants in the upper and lower extremities, bone grafts and nerve and tendon repair.

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The U.S. Spine and Other segment includes (i) the U.S. Spine business, which focuses on spinal fusion, spinal implants, and deformity correction, together with bone graft substitutes and other related medical devices that are used to enhance the repair and regeneration of bone in various types of orthopedic surgical procedures, and (ii) the Private Label business, which sells the Company’s regenerative medicine and other products to strategic partners.

•
The International segment sells similar products to those discussed above, but are managed through the following geographies: (i) Europe, Middle East and Africa, and (ii) Latin/South America, Asia-Pacific, Australia, New Zealand and Canada.

The Corporate and other category includes (i) various legal, finance, executive, and human resource functions, (ii) brand management, (iii) share-based compensation costs, and (iv) costs related to procurement, manufacturing operations and logistics for the Company’s entire organization.
Accordingly, the segment information for the prior years has been restated in accordance with authoritative guidance on segment reporting. The accounting policies of the reportable segments are the same as those described in Note 2.

The operating results of the various reportable segments as presented are not comparable to one another because (i) certain operating segments are more dependent than others on corporate functions for unallocated general and administrative and/or operational manufacturing functions, and (ii) the Company does not allocate certain manufacturing costs and general and administrative costs to the operating segment results.
Net sales and profit by reportable segment for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Segment Net Sales
U.S. Neurosurgery	$172,250	$171,278	$165,652
U.S. Instruments *	163,908	166,921	160,777
U.S. Extremities *	128,336	116,279	91,513
U.S. Spine and Other *	182,006	192,516	176,131
International	189,714	183,877	186,005
Total revenues	$836,214	$830,871	$780,078
Segment Profit
U.S. Neurosurgery	$83,211	$91,070	$86,206
U.S. Instruments *	49,348	50,277	46,281
U.S. Extremities *	47,880	43,952	32,905
U.S. Spine and Other *	10,136	57,388	52,248
International	56,869	61,336	64,164
Segment profit	247,444	304,023	281,804
Amortization	(12,697)	(18,536)	(16,433)
Corporate and other	(244,903)	(211,705)	(210,459)
Operating income (loss)	$(10,156)	$73,782	$54,912

* Certain revenues and profits have been reclassified from the U.S. Extremities segment to the U.S. Instruments segment and the U.S. Spine and Other segment in each of the periods presented.
The Company does not allocate any assets to the reportable segments, and, therefore, no asset information is reported to the chief operating decision maker and disclosed in the financial information for each segment.
Revenue by major product category consisted of the following:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Orthopedics **	$370,359	$364,714	$324,535
Neurosurgery	278,672	277,527	272,538
Instruments **	187,183	188,630	183,005
Total revenues	$836,214	$830,871	$780,078

** Certain revenues have been reclassified from the Orthopedics category to the Instruments category in each of the periods presented.
The Company attributes revenue to geographic areas based on the location of the customer. There are certain revenues managed by the various U.S. segments above that are generated from non-U.S. customers and therefore included in Europe and the Rest of World revenues below.
Total revenue, net and long-lived assets (tangible) by major geographic area are summarized below:

	United States*	Europe	Rest of the World	Consolidated
	(In thousands)
Total revenue, net:
2013	$642,694	$93,977	$99,543	$836,214
2012	642,830	90,920	97,121	830,871
2011	589,946	97,184	92,948	780,078
Total long-lived assets:
2013	$187,608	$20,010	$1,030	$208,648
2012	166,508	20,242	1,507	188,257

* Includes long-lived assets in Puerto Rico.